Investments - Schedule of Changes in Dividends Receivable (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investments
Opening balances	R$ 111	R$ 50	R$ 146
Dividends proposed by investees	256	423	496
Withholding income tax on Interest on equity	(17)	(13)
Amounts received	(269)	(349)	(592)
Ending balances	R$ 81	R$ 111	R$ 50